DISCONTINUED OPERATIONS - Depreciation and Amortization, Capital Expenditures and Significant Non-cash Items (Details) - Discontinued Operations, Held-for-sale or Disposed of by Sale - USD ($)
$ in Millions
	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization		$ 39
Capital expenditures		4
Significant non-cash items:
Impairment of goodwill and other assets	$ 0	(240)
Loss on sale of discontinued operations, net	$ 0	$ (11)